Income Taxes - Schedule of Net Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets
Net operating loss carry-forwards	$ 8,394,484	$ 2,917,949	$ 1,726,620
Accrued directors’ compensation	146,792	137,890	100,410
Stock-based compensation	720,093	718,518	653,976
Loss from change in fair value – derivative liabilities	39,694,038
Impairment of digital assets			1,511
Allowance for credit losses	11,027	11,027	123,554
Unrealized foreign currency exchange loss	1,344		612
Capitalized SPAC acquisition related professional fee	1,261,780	1,261,780	364,902
Total deferred tax assets, gross	50,229,558	5,047,164	2,971,585
Valuation allowance	(50,229,558)	(5,047,164)	(2,971,585)
Total deferred tax assets